Fees Summary	Jun. 11, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 575,210,766.08
Previously Paid Amount	0.00
Total Fee Amount	79,436.61
Total Offset Amount	33,816.68
Net Fee	$ 45,619.93
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A	N/A